DEBT	12 Months Ended
Dec. 31, 2021
DEBT
DEBT

9) DEBT

($ thousands)	December 31, 2021	December 31, 2020
Current:
Senior notes	$100,600	$81,600
Long-term:
Term loan	397,971	—
Senior notes	203,200	303,800
Total debt	$701,771	$385,400

Term Loan

Upon closing the Bruin acquisition on March 10, 2021, Enerplus entered into a three-year senior unsecured $400 million term loan. The drawn fees align with those of Enerplus’ bank credit facility, which range between 125 and 315 basis points over bankers’ acceptance or LIBOR rates. The term loan includes financial and other covenants consistent with Enerplus’ bank credit facility and ranks equally with the bank credit facility and outstanding senior notes. Debt issuance costs of $2.8 million have been netted against the term loan and are being amortized over the three-year term. Subsequent to December 31, 2021, the Company converted its $400 million term loan into a revolving credit facility with no other amendments.

Bank Credit Facility

During 2021, Enerplus increased and extended its senior, unsecured, covenant-based bank credit facility to $900 million from $600 million with a maturity of October 31, 2025. Debt issuance costs of $1.8 million have been netted against the bank credit facility and are being amortized over the four and a half year term. As part of the extension, the Company transitioned the facility to a sustainability-linked credit facility incorporating environmental, social and governance (“ESG”)-linked incentive pricing terms which reduce or increase the borrowing costs by up to 5 basis points as Enerplus’ sustainability performance targets (“SPT”) are exceeded or missed. The SPTs are based on the following ESG goals of the Company:

●	GHG Emissions: continuous progress toward Enerplus’ stated goal of a 50% reduction in corporate Scope 1 and 2 greenhouse gas emissions intensity by 2030, using 2019 as a baseline and measurement based on Enerplus’ annual internal targets;
●	Water Management: achieve a 50% reduction in freshwater usage in corporate well completions by 2025 or earlier compared to 2019, with progress to be measured on an annual basis over the life of the credit facility; and
●	Health & Safety: achieve and maintain a 25% reduction in the Company’s Lost Time Injury Frequency, based on a trailing 3-year average, relative to a 2019 baseline.

For the year ended December 31, 2021, total amortization of debt issuance costs amounted to $1.1 million (December 31, 2020 – nil).

Senior Notes

During 2021, Enerplus made its final $22.0 million principal repayment on its 2009 senior notes, and its second $59.6 million principal repayment on its 2012 senior notes. During 2020, Enerplus made its fourth $22.0 million principal repayment on its 2009 senior notes and its first $59.6 million principal repayment on its 2012 senior notes.

The terms and rates of the Company’s outstanding senior notes are detailed below:

				Original	Remaining
			Coupon	Principal	Principal
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	$200,000	$105,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	$20,000	$20,000
May 15, 2012	May 15 and Nov 15	3 equal annual installments beginning May 15, 2022	4.40%	$355,000	$178,800
		Total carrying value at December 31, 2021			$ 303,800